                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08471

Morgan Stanley Aggressive Equity Fund
                 (Exact name of registrant as specified in charter)


1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)


Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Aggressive Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the Fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended January 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                                              LIPPER MULTI-CAP
                                                  S&P 500         GROWTH FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)             INDEX(2)

  15.69%      15.19%      15.17%      15.64%      15.22%                16.39%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended January 31, 2004, was marked by a combination of strong economic growth, robust earnings increases and positive equity performance. The U.S. growth domestic product (GDP) rate topped 8 percent in the third quarter and 4 percent in the fourth, while corporate profits and forecasts grew increasingly positive. This setting fueled strong gains among such economically sensitive sectors as technology, basic materials and industrials. The traditionally more defensive sectors like consumer staples, health care and utilities lagged in the rally through the end of the year. The U.S. dollar fell throughout the period, leading to strength in precious metals stocks, which have historically been viewed as a hedge against currency instability.

The market's tone changed somewhat in the last month of the period as the sector leadership shifted. Telecommunications, a sector that lagged the broader market in 2003, assumed the lead for the month of the January. The U.S. dollar also gained during the month, which had the effect of reversing some of the previous year's gains in precious metals.

PERFORMANCE ANALYSIS

Morgan Stanley Aggressive Equity Fund performed in line with the S&P 500 Index and underperformed the Lipper Multi-Cap Growth Funds Index for the six-month period ended January 31, 2004. Performance benefited from a shift early in the period toward such cyclical sectors as information technology, basic materials and industrials. These outperformed strongly as the economy rebounded, and the Fund gained as a result.

Two of the Fund's overweighted positions relative to the S&P 500 were particularly beneficial. The Fund's holdings in gold and industrial metals stocks gained sharply as a result of their perceived strength as hedges against the falling U.S. dollar. We decided to trim these positions in January to a more modest overweighting. The Fund also benefitted from our overweighted position in technology stocks.

The primary limitation on the Fund's performance came from the industrials sector, where weak stock selection held the Fund back relative to the S&P 500. We focused during the period on mid-cap industrial companies that we believed were poised for strong earnings growth. While we still believe in these companies' prospects, the leading performers in the sector during the period were stocks with much higher capitalizations.

   TOP 10 HOLDINGS
   Cisco Systems Inc.                                    3.6%
   Smith International Inc.                              2.7
   Microsoft Corp.                                       1.8
   Intel Corp.                                           1.8
   Yahoo Inc.                                            1.7
   Guidant Corp.                                         1.6
   Lehman Brothers Hldgs Inc.                            1.6
   Goldman Sachs Group Inc.                              1.5
   Citigroup Inc.                                        1.5
   Dell Inc.                                             1.4

   TOP FIVE INDUSTRIES
   Packaged Software                                     8.6%
   Semiconductors                                        7.6
   Medical Specialties                                   6.9
   Investment Banks/Brokers                              5.4
   Computer Communications                               4.5

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE INVESTMENT MANAGER UTILIZES A SECTOR ROTATION PROCESS THAT EMPHASIZES INDUSTRY SELECTION OVER INDIVIDUAL COMPANY SELECTION. THE INVESTMENT MANAGER INVESTS IN THOSE INDUSTRIES THAT IT BELIEVES WILL HAVE THE STRONGEST RELATIVE EARNINGS GROWTH POTENTIAL GIVEN THE PROJECTED ECONOMIC OUTLOOK.

2. AFTER SELECTING TARGET INDUSTRIES, THE INVESTMENT MANAGER SELECTS SPECIFIC COMPANIES WITHIN THOSE INDUSTRIES WHOSE PROSPECTS ARE DEEMED ATTRACTIVE AFTER ASSESSING COMPANY FUNDAMENTALS AND VALUATION SCREENS.

3. THE FUND MAY INVEST IN SMALL AND MEDIUM-SIZED COMPANIES IN ADDITION TO LARGER MORE ESTABLISHED COMPANIES.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 02/24/99)         (since 02/24/99)         (since 02/24/99)          (since 02/24/99)
   SYMBOL                              AEQAX                     AEQBX                    AEQCX                    AEQDX
   1 YEAR                              28.72%(3)                 27.72%(3)                27.68%(3)                28.86%(3)
                                       21.96(4)                  22.72(4)                 26.68(4)                    --
   SINCE INCEPTION                      0.34(3)                  (0.44)(3)                (0.41)(3)              0.55(3)
                                       (0.75)(4)                 (0.79)(4)                (0.41)(4)                   --

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Standard & Poor's 500 Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (96.8%)
              Advertising/Marketing
              Services (0.5%)
   27,300     Omnicom Group, Inc.......  $  2,249,520
                                         ------------

              Apparel/Footwear (0.4%)
   52,100     Coach, Inc.*.............     1,845,903
                                         ------------

              Apparel/Footwear Retail
              (2.1%)
   92,200     Chico's FAS, Inc.*.......     3,396,648
   89,850     Hot Topic, Inc.*.........     2,737,729
   84,100     Nordstrom, Inc...........     3,305,130
                                         ------------
                                            9,439,507
                                         ------------
              Auto Parts: O.E.M. (0.7%)
   27,200     Eaton Corp...............     3,159,280
                                         ------------

              Beverages: Non-Alcoholic
              (0.7%)
   24,200     Coca-Cola Co. (The)......     1,191,608
   67,500     Cott Corp. (Canada)*.....     1,885,275
                                         ------------
                                            3,076,883
                                         ------------
              Biotechnology (2.3%)
   35,900     Amgen Inc.*..............     2,315,191
   28,000     Genentech, Inc.*.........     2,674,000
  179,200     Nabi
               Biopharmaceuticals*.....     2,897,664
   16,600     Neurocrine Biosciences,
               Inc.*...................       939,394
   52,300     NPS Pharmaceuticals,
               Inc.*...................     1,804,873
                                         ------------
                                           10,631,122
                                         ------------
              Broadcasting (1.4%)
   24,800     Clear Channel
               Communications, Inc.....     1,115,752
   53,200     Cumulus Media, Inc.
               (Class A)*..............     1,087,408
   49,700     Radio One, Inc. (Class
               A)*.....................       914,977
   92,300     Univision Communications
               Inc. (Class A)*.........     3,264,651
                                         ------------
                                            6,382,788
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Building Products (0.4%)
   17,800     American Standard
               Companies, Inc.*........  $  1,890,360
                                         ------------

              Casino/Gaming (1.9%)
   63,400     GTECH Holdings Corp......     3,525,674
   66,800     International Game
               Technology..............     2,502,328
   78,000     Wynn Resorts, Ltd.*......     2,296,320
                                         ------------
                                            8,324,322
                                         ------------
              Computer Communications
              (4.5%)
  644,200     Cisco Systems, Inc.*.....    16,517,288
  141,600     Juniper Networks,
               Inc.*...................     4,090,824
                                         ------------
                                           20,608,112
                                         ------------
              Computer Peripherals
              (2.1%)
  237,900     EMC Corp.*...............     3,340,116
   82,100     Network Appliance,
               Inc.*...................     1,835,756
   70,850     Zebra Technologies Corp.
               (Class A)*..............     4,576,910
                                         ------------
                                            9,752,782
                                         ------------
              Computer Processing
              Hardware (1.4%)
  195,000     Dell Inc.*...............     6,526,650
                                         ------------

              Data Processing Services
              (1.3%)
  151,100     Paychex, Inc.............     5,663,228
                                         ------------

              Department Stores (0.9%)
   78,000     Neiman Marcus Group, Inc.
               (The) (Class A)*........     4,305,600
                                         ------------

              Electrical Products
              (1.9%)
   46,200     Cooper Industries Ltd.
               (Class A)...............     2,601,060
   35,000     Emerson Electric Co......     2,236,500
   91,700     Energizer Holdings,
               Inc.*...................     3,804,633
                                         ------------
                                            8,642,193
                                         ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Equipment/
              Instruments (0.9%)
  132,600     Rockwell Automation,
               Inc.....................  $  4,318,782
                                         ------------

              Electronic Production
              Equipment (0.7%)
  102,800     Applied Materials,
               Inc.*...................     2,236,928
   60,900     ASML Holding N.V.
               (Netherlands)*..........     1,172,934
                                         ------------
                                            3,409,862
                                         ------------
              Electronics/ Appliances
              (0.3%)
   20,800     Harman International
               Industries, Inc.........     1,543,984
                                         ------------

              Engineering &
              Construction (0.6%)
   91,900     Chicago Bridge & Iron
               Company N.V. (ADR)
               (Netherlands)...........     2,808,464
                                         ------------
              Finance/Rental/Leasing
              (0.7%)
   48,300     Capital One Financial
               Corp....................     3,433,164
                                         ------------

              Financial Conglomerates
              (1.5%)
  135,500     Citigroup Inc............     6,704,540
                                         ------------

              Food Distributors (0.4%)
   53,100     SYSCO Corp...............     2,014,083
                                         ------------

              Home Furnishings (0.4%)
  103,500     Tempur-Pedic
               International*..........     1,676,700
                                         ------------

              Hospital/Nursing
              Management (0.3%)
   41,000     Manor Care, Inc..........     1,463,700
                                         ------------

              Hotels/Resorts/
              Cruiselines (0.8%)
   82,500     Royal Caribbean Cruises
               Ltd. (Liberia)..........     3,495,525
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------

              Household/Personal Care
              (0.9%)
   40,000     Procter & Gamble Co.
               (The)...................  $  4,043,200
                                         ------------

              Industrial Conglomerates
              (0.9%)
   60,200     Ingersoll-Rand Co. Ltd.
               (Class A) (Bermuda).....     4,005,106
                                         ------------

              Industrial Machinery
              (0.5%)
   42,300     Parker-Hannifin Corp.....     2,326,077
                                         ------------

              Industrial Specialties
              (0.5%)
   43,800     Nitto Denko Corp.
               (Japan).................     2,313,322
                                         ------------

              Information Technology
              Services (1.5%)
   55,200     Accenture Ltd. (Class A)
               (Bermuda)*..............     1,306,584
  101,900     Cognizant Technology
               Solutions Corp.*........     5,505,657
                                         ------------
                                            6,812,241
                                         ------------
              Internet Retail (1.0%)
   43,400     Amazon.com, Inc.*........     2,190,832
   67,600     InterActiveCorp*.........     2,190,240
                                         ------------
                                            4,381,072
                                         ------------
              Internet Software/
              Services (2.8%)
   64,900     Akamai Technologies,
               Inc.*...................       838,508
   80,300     Business Objects S.A.
               (ADR) (France)*.........     2,783,198
   23,900     MicroStrategy Inc. (Class
               A)*.....................     1,491,121
  169,100     Yahoo! Inc.*.............     7,922,335
                                         ------------
                                           13,035,162
                                         ------------
              Investment Banks/ Brokers
              (5.4%)
  116,900     AmeriTrade Holding
               Corp.*..................     1,852,865
   70,200     Goldman Sachs Group, Inc.
               (The)...................     6,988,410

6
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   36,700     Legg Mason, Inc..........  $  3,249,785
   86,800     Lehman Brothers Holdings
               Inc.....................     7,126,280
   95,500     Merrill Lynch & Co.,
               Inc.....................     5,614,445
                                         ------------
                                           24,831,785
                                         ------------
              Investment Managers
              (2.0%)
   96,900     Franklin Resources,
               Inc.....................     5,597,913
   69,200     Price (T.) Rowe Group,
               Inc.....................     3,607,396
                                         ------------
                                            9,205,309
                                         ------------
              Managed Health Care
              (2.5%)
   54,800     Anthem, Inc.*............     4,481,544
  109,700     Caremark Rx, Inc.*.......     2,934,475
   64,000     UnitedHealth Group
               Inc.....................     3,896,320
                                         ------------
                                           11,312,339
                                         ------------
              Media Conglomerates
              (1.4%)
  154,026     News Corp., Ltd. (The)
               (Australia).............     1,400,159
   86,506     News Corp., Ltd. (The)
               (ADR) (Australia).......     3,185,151
  100,900     Time Warner Inc.*........     1,772,813
                                         ------------
                                            6,358,123
                                         ------------
              Medical Specialties
              (6.9%)
   42,500     Alcon, Inc.
               (Switzerland)...........     2,720,425
   22,200     Bard (C.R.), Inc.........     2,091,240
   22,100     Becton, Dickinson &
               Co......................       995,826
   97,900     Boston Scientific
               Corp.*..................     3,993,341
  114,700     Guidant Corp.............     7,327,036
   58,300     INAMED Corp.*............     3,004,782
   23,400     Medtronic, Inc...........     1,151,748
   78,200     St. Jude Medical,
               Inc.*...................     5,618,670
   61,400     Zimmer Holdings, Inc.*...     4,697,100
                                         ------------
                                           31,600,168
                                         ------------
              Miscellaneous
              Manufacturing (0.5%)
   27,100     Danaher Corp.............     2,481,005
                                         ------------
              Oil & Gas Production
              (0.7%)
   82,620     Apache Corp..............     3,179,218
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------

              Oilfield Services/
              Equipment (3.2%)
   43,900     Schlumberger Ltd.........  $  2,685,802
  251,100     Smith International,
               Inc.*...................    12,168,306
                                         ------------
                                           14,854,108
                                         ------------
              Other Consumer Services
              (2.0%)
   45,850     Apollo Group, Inc. (Class
               A)*.....................     3,404,821
   60,100     eBay Inc.*...............     4,028,503
   27,800     ITT Educational Services,
               Inc.*...................     1,539,286
                                         ------------
                                            8,972,610
                                         ------------
              Other Metals/ Minerals
              (1.0%)
   60,900     Phelps Dodge Corp.*......     4,608,303
                                         ------------

              Packaged Software (8.6%)
   75,700     Autodesk, Inc............     1,934,135
  137,200     FileNET Corp.*...........     4,019,960
  113,300     Mercury Interactive
               Corp.*..................     5,318,302
  293,500     Microsoft Corp...........     8,115,275
  225,900     Novell, Inc.*............     2,868,930
  170,300     Oracle Corp.*............     2,351,843
  245,800     Red Hat, Inc.*...........     4,677,574
  111,600     SAP AG (ADR) (Germany)...     4,626,936
   93,300     Symantec Corp.*..........     3,620,040
   55,100     VERITAS Software
               Corp.*..................     1,810,586
                                         ------------
                                           39,343,581
                                         ------------
              Personnel Services (1.5%)
   91,900     Manpower, Inc............     4,262,322
  103,700     Robert Half
               International, Inc.*....     2,435,913
                                         ------------
                                            6,698,235
                                         ------------
              Pharmaceuticals: Generic
              Drugs (0.6%)
   57,300     Watson Pharmaceuticals,
               Inc.*...................     2,665,023
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pharmaceuticals: Major
              (1.1%)
  132,800     Pfizer Inc...............  $  4,864,464
                                         ------------

              Pharmaceuticals: Other
              (1.8%)
   56,500     Dr. Reddy's Laboratories
               Ltd. (ADR) (India)......     1,692,175
   48,300     Forest Laboratories,
               Inc.*...................     3,597,867
   50,800     Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)................     3,179,572
                                         ------------
                                            8,469,614
                                         ------------
              Precious Metals (1.0%)
  108,600     Newmont Mining Corp......     4,524,276
                                         ------------
              Publishing: Newspapers
              (0.3%)
   14,500     Scripps (E.W.) Co. (Class
               A)......................     1,379,095
                                         ------------

              Railroads (0.1%)
   14,100     Genesee & Wyoming Inc.
               (Class A)*..............       464,595
                                         ------------

              Restaurants (1.4%)
   45,000     Applebee's International,
               Inc.....................     1,715,400
   68,600     Starbucks Corp.*.........     2,521,736
   57,200     Wendy's International,
               Inc.....................     2,272,556
                                         ------------
                                            6,509,692
                                         ------------
              Semiconductors (7.6%)
   64,100     Analog Devices, Inc......     3,067,185
  113,300     Broadcom Corp. (Class
               A)*.....................     4,598,847
   80,900     Cypress Semiconductor
               Corp.*..................     1,715,080
   58,100     Fairchild Semiconductor
               Corp. (Class A)*........     1,423,450
  264,400     Intel Corp...............     8,090,640
   83,400     Linear Technology
               Corp....................     3,336,000
   19,500     Maxim Integrated
               Products, Inc...........       997,425

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   34,700     National Semiconductor
               Corp.*..................  $  1,334,215
   12,800     NEC Electronics Corp.
               (Japan).................       910,658
  100,100     PMC - Sierra, Inc.*......     2,193,191
  148,700     Texas Instruments Inc....     4,661,745
   63,500     Xilinx, Inc.*............     2,661,285
                                         ------------
                                           34,989,721
                                         ------------
              Services to the Health
              Industry (1.4%)
   87,800     Medco Health Solutions
               Inc.*...................     3,235,430
   72,300     Omnicare, Inc............     3,183,369
                                         ------------
                                            6,418,799
                                         ------------
              Specialty Stores (2.0%)
   36,500     Dick's Sporting Goods,
               Inc.*...................     1,815,875
   83,200     PETSMART, Inc............     1,952,704
  117,850     Staples, Inc.*...........     3,135,989
   71,300     Tuesday Morning Corp.*...     2,253,793
                                         ------------
                                            9,158,361
                                         ------------
              Telecommunication
              Equipment (4.1%)
  156,800     Alcatel SA (ADR)
               (France)*...............     2,626,400
   99,400     Corning Inc.*............     1,284,248
  343,600     Lucent Technologies
               Inc.*...................     1,539,328
  100,800     Netopia, Inc.*...........     1,387,008
  144,500     Nokia Corp. (ADR)
               (Finland)...............     2,985,370
  489,800     Nortel Networks Corp.
               (Canada)*...............     3,830,236
   86,500     QUALCOMM Inc.............     5,053,330
                                         ------------
                                           18,705,920
                                         ------------
              Trucks/Construction/Farm
              Machinery (1.7%)
  154,100     Joy Global Inc...........     4,057,453
   79,300     Navistar International
               Corp.*..................     3,770,715
                                         ------------
                                            7,828,168
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Wireless
              Telecommunications (0.8%)
  144,700     Vodafone Group PLC (ADR)
               (United Kingdom)........  $  3,704,320
                                         ------------
              Total Common Stocks
              (Cost $382,135,709)......   443,410,066
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (2.1%)
              Repurchase Agreement
  $ 9,628     Joint repurchase
               agreement account 1.02%
               due 02/02/04 (dated
               01/31/04; proceeds
               $9,628,818) (a)
               (Cost $9,628,000)            9,628,000
                                         ------------

Total Investments
(Cost $391,763,709)
(b)(c)......................    98.9%     453,038,066
Other Assets in Excess of
Liabilities.................     1.1        5,216,853
                               -----     ------------
Net Assets..................   100.0%    $458,254,919
                               =====     ============

---------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $63,973,238 and the aggregate gross unrealized depreciation is $2,698,881, resulting in net unrealized appreciation of $61,274,357.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $391,763,709).......................................   $453,038,066
Receivable for:
    Investments sold........................................     11,366,131
    Dividends...............................................        255,332
    Shares of beneficial interest sold......................        167,397
Prepaid expenses and other assets...........................         83,118
                                                              -------------
    Total Assets............................................    464,910,044
                                                              -------------
Liabilities:
Payable for:
    Investments purchased...................................      5,407,761
    Shares of beneficial interest redeemed..................        444,405
    Distribution fee........................................        378,936
    Investment management fee...............................        295,467
Accrued expenses and other payables.........................        128,556
                                                              -------------
    Total Liabilities.......................................      6,655,125
                                                              -------------
    Net Assets..............................................   $458,254,919
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................   $865,703,169
Net unrealized appreciation.................................     61,276,844
Accumulated net investment loss.............................     (3,240,021)
Accumulated net realized loss...............................   (465,485,073)
                                                              -------------
    Net Assets..............................................   $458,254,919
                                                              =============
Class A Shares:
Net Assets..................................................    $19,517,821
Shares Outstanding (unlimited authorized, $.01 par value)...      2,189,403
    Net Asset Value Per Share...............................          $8.91
                                                              =============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......          $9.40
                                                              =============
Class B Shares:
Net Assets..................................................   $394,171,134
Shares Outstanding (unlimited authorized, $.01 par value)...     45,989,907
    Net Asset Value Per Share...............................          $8.57
                                                              =============
Class C Shares:
Net Assets..................................................    $41,769,455
Shares Outstanding (unlimited authorized, $.01 par value)...      4,867,761
    Net Asset Value Per Share...............................          $8.58
                                                              =============
Class D Shares:
Net Assets..................................................     $2,796,509
Shares Outstanding (unlimited authorized, $.01 par value)...        309,895
    Net Asset Value Per Share...............................          $9.02
                                                              =============

10
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $18,328 foreign withholding tax)..........  $ 1,526,257
Interest....................................................       63,924
                                                              -----------
    Total Income............................................    1,590,181
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................       24,083
Distribution fee (Class B shares)...........................    1,966,831
Distribution fee (Class C shares)...........................      206,124
Investment management fee...................................    1,711,866
Transfer agent fees and expenses............................      736,101
Shareholder reports and notices.............................       50,215
Custodian fees..............................................       34,672
Registration fees...........................................       30,785
Professional fees...........................................       29,566
Trustees' fees and expenses.................................        2,784
Other.......................................................        9,869
                                                              -----------
    Total Expenses..........................................    4,802,896
                                                              -----------
    Net Investment Loss.....................................   (3,212,715)
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments.................................................   50,502,996
Futures contracts...........................................   (4,142,692)
                                                              -----------
    Net Realized Gain.......................................   46,360,304
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   20,758,915
Futures contracts...........................................      345,407
                                                              -----------
    Net Appreciation........................................   21,104,322
                                                              -----------
    Net Gain................................................   67,464,626
                                                              -----------
Net Increase................................................  $64,251,911
                                                              ===========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              JANUARY 31, 2004   JULY 31, 2003
                                                              ----------------   -------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $ (3,212,715)    $  (5,012,355)
Net realized gain (loss)....................................      46,360,304       (52,263,309)
Net change in unrealized appreciation.......................      21,104,322        60,084,888
                                                                ------------     -------------
    Net Increase............................................      64,251,911         2,809,224

Net decrease from transactions in shares of beneficial
  interest..................................................     (55,111,088)     (120,803,468)
                                                                ------------     -------------
    Net Increase (Decrease).................................       9,140,823      (117,994,244)
Net Assets:
Beginning of period.........................................     449,114,096       567,108,340
                                                                ------------     -------------
End of Period
(Including accumulated net investment losses of $3,240,021
and $27,306, respectively)..................................    $458,254,919     $ 449,114,096
                                                                ============     =============

12
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by primarily investing in equity securities of U.S. or foreign companies that offer the potential for superior earnings growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $2 billion; and 0.725% to the portion of daily net assets exceeding $2 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $25,346,299 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $498,160, and $1,690, respectively and received $10,516 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2004 aggregated $507,130,094 and $567,289,815, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $529,691 and $580,000, respectively including a net realized loss of $60,912.

For the six months ended January 31, 2004, the Fund incurred brokerage commissions of $205,927 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

portfolio transactions executed on behalf of the Fund. At January 31, 2004, the Fund's payable for investments purchased included an unsettled trade with Morgan Stanley & Co., Inc. of $914,150.

At January 31, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 70,187 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $54,000.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2003, the Fund had a net capital loss carryforward of $487,082,590 of which $366,027,253 will expire on July 31, 2010 and $121,055,337 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                 FOR THE YEAR
                                                           MONTHS ENDED                     ENDED
                                                         JANUARY 31, 2004               JULY 31, 2003
                                                     -------------------------   ---------------------------
                                                            (unaudited)
                                                       SHARES        AMOUNT        SHARES         AMOUNT
                                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold...............................................     158,572   $  1,301,657       264,713   $   1,930,674
Redeemed...........................................    (347,375)    (2,911,468)     (799,231)     (5,776,834)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class A.............................    (188,803)    (1,609,811)     (534,518)     (3,846,160)
                                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold...............................................     818,473      6,527,980     3,071,097      21,709,526
Redeemed...........................................  (6,931,462)   (55,401,364)  (18,434,124)   (129,022,330)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class B.............................  (6,112,989)   (48,873,384)  (15,363,027)   (107,312,804)
                                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold...............................................     143,535      1,164,096       440,521       3,123,524
Redeemed...........................................    (718,844)    (5,745,539)   (1,783,133)    (12,566,889)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class C.............................    (575,309)    (4,581,443)   (1,342,612)     (9,443,365)
                                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold...............................................     101,216        870,860        95,835         713,440
Redeemed...........................................    (107,889)      (917,310)     (125,309)       (914,579)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class D.............................      (6,673)       (46,450)      (29,474)       (201,139)
                                                     ----------   ------------   -----------   -------------
Net decrease in Fund...............................  (6,883,774)  $(55,111,088)  (17,269,631)  $(120,803,468)
                                                     ==========   ============   ===========   =============

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                           FOR THE SIX             FOR THE YEAR ENDED JULY 31,              FEBRUARY 24, 1999*
                                           MONTHS ENDED     -----------------------------------------            THROUGH
                                         JANUARY 31, 2004     2003       2002       2001       2000           JULY 31, 1999
                                         ----------------   --------   --------   --------   --------       ------------------
                                           (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period...       $ 7.71         $ 7.51     $ 9.62     $15.24     $10.87              $10.00
                                              ------         ------     ------     ------     ------              ------
Income (loss) from investment
 operations:
    Net investment loss++..............        (0.03)         (0.02)     (0.03)      0.00      (0.08)              (0.01)
    Net realized and unrealized gain
    (loss).............................         1.23           0.22      (2.05)     (3.90)      4.45                0.88
                                              ------         ------     ------     ------     ------              ------
Total income (loss) from investment
 operations............................         1.20           0.20      (2.08)     (3.90)      4.37                0.87
                                              ------         ------     ------     ------     ------              ------
Less distributions from net realized
 gains.................................      --               --         (0.03)     (1.72)     --                --
                                              ------         ------     ------     ------     ------              ------
Net asset value, end of period.........       $ 8.91         $ 7.71     $ 7.51     $ 9.62     $15.24              $10.87
                                              ======         ======     ======     ======     ======              ======
Total Return+..........................        15.69 %(1)      2.66%    (21.65)%   (28.31)%    40.20%               8.70 %(1)
Ratios to Average Net Assets(3):
Expenses...............................         1.39 %(2)      1.40%      1.29%      1.16%      1.18%               1.31 %(2)
Net investment loss....................        (0.69)%(2)     (0.32)%    (0.39)%    (0.03)%    (0.55)%             (0.16)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.............................      $19,518        $18,340    $21,888    $39,662    $67,267             $32,165
Portfolio turnover rate................          115 %(1)       263%       325%       399%       432%                177 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                 FOR THE PERIOD
                            FOR THE SIX                FOR THE YEAR ENDED JULY 31,             FEBRUARY 24, 1999*
                            MONTHS ENDED     -----------------------------------------------        THROUGH
                          JANUARY 31, 2004     2003        2002        2001         2000         JULY 31, 1999
                          ----------------   ---------   ---------   ---------   -----------   ------------------
                            (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of
 period.................         $7.44          $7.31       $9.42      $15.08        $10.84           $10.00
                                 -----          -----       -----      ------        ------           ------
Income (loss) from
 investment operations:
    Net investment
    loss++..............         (0.06)         (0.08)      (0.10)      (0.10)        (0.19)           (0.04)
    Net realized and
    unrealized gain
    (loss)..............          1.19           0.21       (1.98)      (3.84)         4.43             0.88
                                 -----          -----       -----      ------        ------           ------
Total income (loss) from
 investment
 operations.............          1.13           0.13       (2.08)      (3.94)         4.24             0.84
                                 -----          -----       -----      ------        ------           ------
Less distributions from
 net realized gains.....       --               --          (0.03)      (1.72)       --             --
                                 -----          -----       -----      ------        ------           ------
Net asset value, end of
 period.................         $8.57          $7.44       $7.31      $ 9.42        $15.08           $10.84
                                 =====          =====       =====      ======        ======           ======
Total Return+...........         15.19 %(1)      1.78%     (22.11)%    (28.93)%       39.11%            8.40 %(1)
Ratios to Average Net
Assets(3):
Expenses................          2.14 %(2)      2.15%       2.05%       1.94%         1.93%            2.06 %(2)
Net investment loss.....         (1.44)%(2)     (1.07)%     (1.15)%     (0.81)%       (1.30)%          (0.91)%(2)
Supplemental Data:
Net assets, end of
  period, in
  thousands.............      $394,171       $387,751    $492,959    $881,115    $1,364,482         $665,848
Portfolio turnover
  rate..................           115 %(1)       263%        325%        399%          432%             177 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                            FOR THE PERIOD
                            FOR THE SIX             FOR THE YEAR ENDED JULY 31,           FEBRUARY 24, 1999*
                            MONTHS ENDED     ------------------------------------------        THROUGH
                          JANUARY 31, 2004     2003       2002       2001        2000       JULY 31, 1999
                          ----------------   --------   --------   ---------   --------   ------------------
                            (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period....       $ 7.45         $ 7.32     $ 9.42      $15.08     $10.84          $10.00
                               ------         ------     ------      ------     ------          ------
Income (loss) from
 investment operations:
    Net investment
    loss++..............        (0.06)         (0.08)     (0.09)      (0.10)     (0.19)          (0.04)
    Net realized and
    unrealized gain
    (loss)..............         1.19           0.21      (1.98)      (3.84)      4.43            0.88
                               ------         ------     ------      ------     ------          ------
Total income (loss) from
 investment
 operations.............         1.13           0.13      (2.07)      (3.94)      4.24            0.84
                               ------         ------     ------      ------     ------          ------
Less distributions from
 net realized gains.....      --               --         (0.03)      (1.72)     --            --
                               ------         ------     ------      ------     ------          ------
Net asset value, end of
 period.................       $ 8.58         $ 7.45     $ 7.32      $ 9.42     $15.08          $10.84
                               ======         ======     ======      ======     ======          ======
Total Return+...........        15.17 %(1)      1.78%    (22.00)%    (28.93)%    39.11%           8.40 %(1)
Ratios to Average Net
Assets(3):
Expenses................         2.14 %(2)      2.15%      1.93%       1.94%      1.93%           2.06 %(2)
Net investment loss.....        (1.44)%(2)     (1.07)%    (1.03)%     (0.81)%    (1.30)%         (0.91)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands...      $41,769        $40,555    $49,639     $83,603    $127,180        $64,053
Portfolio turnover
 rate...................          115 %(1)       263%       325%        399%       432%            177 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                       FOR THE PERIOD
                            FOR THE SIX                    FOR THE YEAR ENDED JULY 31,               FEBRUARY 24, 1999*
                            MONTHS ENDED        --------------------------------------------------        THROUGH
                          JANUARY 31, 2004        2003          2002          2001          2000       JULY 31, 1999
                          ----------------      --------      --------      --------      --------   ------------------
                            (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period....        $7.80             $7.58         $9.68        $15.30        $10.89          $10.00
                                -----             -----         -----        ------        ------          ------
Income (loss) from
 investment operations:
    Net investment
    income (loss)++.....        (0.02)            (0.01)        (0.01)         0.02         (0.06)           0.00
    Net realized and
    unrealized gain
    (loss)..............         1.24              0.23         (2.06)        (3.92)         4.47            0.89
                                -----             -----         -----        ------        ------          ------
Total income (loss) from
 investment operations..         1.22              0.22         (2.07)        (3.90)         4.41            0.89
                                -----             -----         -----        ------        ------          ------
Less distributions from
 net realized gains.....      --                  --            (0.03)        (1.72)        --            --
                                -----             -----         -----        ------        ------          ------
Net asset value, end of
 period.................        $9.02             $7.80         $7.58        $ 9.68        $15.30          $10.89
                                =====             =====         =====        ======        ======          ======
Total Return+...........        15.64 %(1)         2.90%       (21.33)%      (28.26)%       40.50%           8.90%(1)
Ratios to Average Net
Assets(3):
Expenses................         1.14 %(2)         1.15%         1.05%         0.94%         0.93%           1.06%(2)
Net investment income
 (loss).................        (0.44)%(2)        (0.07)%       (0.15)%        0.19%        (0.30)%          0.09%(2)
Supplemental Data:
Net assets, end of
 period, in thousands...       $2,797            $2,468        $2,622        $5,111        $4,581            $316
Portfolio turnover
 rate...................          115 %(1)          263%          325%          399%          432%            177%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Aggressive Equity Fund

Semiannual Report
January 31, 2004

[MORGAN STANLEY LOGO]

                                                    36052RPT-00-13915C04-AP-3/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004


                                       3